Expense Example - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIP Disciplined Small Cap Portfolio - VIP Disciplined Small Cap Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	$ 701